COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 4) (Contingent financial obligation, USD $) In Millions, unless otherwise specified									12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Bruce Power		Dec. 31, 2012 Bruce Power		Dec. 31, 2013 Bruce A	Dec. 31, 2013 Bruce B	Dec. 31, 2013 Other		Dec. 31, 2012 Other
Guarantees
Percent of guarantee exposure									50.00%	33.00%
Estimated amount of potential exposure	$ 680	[1]	$ 986	[1]	$ 629	[1],[2]	$ 897	[1],[2]			$ 51	[1]	$ 89	[1]
Estimated carrying amount of guarantees included in Other Long-Term Liabilities	$ 18		$ 17		$ 8	[2]	$ 10	[2]			$ 10		$ 7

[1]	TransCanada's share of the potential estimated current or contingent exposure.
[2]	Except for one guarantee with no termination date.